Goodwill, Software and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024		Oct. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	$ 5,425	[1]	$ 5,348
Adjustments	18		77
Balance at end of year	5,443		5,425	[1]
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	884		884
Balance at end of year	884		884
U.S. Commercial Banking and Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	4,300		4,224
Adjustments	18		76
Balance at end of year	4,318		4,300
Other [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	241		240
Adjustments			1
Balance at end of year	$ 241		$ 241

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.